Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share Year	Dec. 31, 2017 CAD ($) Share Year
Statements [Line Items]
Opening balance	2,400,000	3,215,000
Granted		0
Exercised		0
Forfeiture		(25,000)
Expired		(790,000)
Closing balance		2,400,000
Weighted average remaining contractual life (years) | Year	2.19	3.19
Vested and exercisable	2,100,000	1,800,000
Unvested	0	600,000
Weighted average exercise price of share options outstanding opening balance | $	$ 0.06	$ 0.31
Weighted average exercise price of share options granted | $	0	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $	0	0
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	0	0
Weighted average exercise price of share options expired | $	0	0
Weighted average exercise price of share options outstanding closing balance | $	0.06	0.06
Weighted average exercise price of share options vested and exercisable | $	$ 0.06	0.06
Weighted average exercise price of stock options unvested | $		$ 0.06
Exercise Price Range 1 [Member]
Statements [Line Items]
Opening balance	2,400,000	2,400,000
Granted	0	0
Exercised	0	0
Forfeiture	(300,000)	0
Expired	0	0
Closing balance	2,100,000	2,400,000
Weighted average remaining contractual life (years) | Year	2.19	3.19
Vested and exercisable	2,100,000	1,800,000
Unvested	0	600,000
Exercise Price Range 1 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise price range | $	$ 0	$ 0
Exercise Price Range 1 [Member] | Top of range [Member]
Statements [Line Items]
Exercise price range | $	$ 0.99	$ 0.99
Exercise Price Range 2 [Member]
Statements [Line Items]
Opening balance	0	815,000
Granted		0
Exercised		0
Forfeiture		(25,000)
Expired		(790,000)
Closing balance		0
Weighted average remaining contractual life (years) | Year		0.00
Vested and exercisable		0
Unvested		0
Exercise Price Range 2 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise price range | $		$ 1.00
Exercise Price Range 2 [Member] | Top of range [Member]
Statements [Line Items]
Exercise price range | $		$ 1.25